CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate, at cost:
Buildings and building improvements	$ 2,638,626	$ 2,789,985
Land and land estates	521,242	545,236
Land improvements	797	797
Fixtures and equipment	7,525	7,525
Construction in progress	4,056	20,043
Investments in real estate under construction	32,829	11,258
Real estate, gross	3,205,075	3,374,844
Less: accumulated depreciation and amortization	638,368	601,239
Real estate, net	2,566,707	2,773,605
Property held for sale - discontinued operations	0	7,316
Intangible assets (net of accumulated amortization of $368,349 in 2011 and $374,139 in 2010)	178,569	203,495
Cash and cash equivalents	63,711	52,644
Restricted cash	30,657	26,644
Investment in and advances to non-consolidated entities	90,558	72,480
Deferred expenses (net of accumulated amortization of $22,708 in 2011 and $22,380 in 2010)	43,966	39,912
Loans receivable, net	66,619	88,937
Rent receivable - current	7,271	7,498
Rent receivable - deferred	0	6,293
Other assets	29,990	56,172
Total assets	3,078,048	3,334,996
Liabilities:
Mortgages and notes payable	1,366,004	1,481,216
Exchangeable notes payable	62,102	61,438
Convertible notes payable	105,149	103,211
Trust preferred securities	129,120	129,120
Dividends payable	25,273	23,071
Liabilities - discontinued operations	0	3,876
Accounts payable and other liabilities	53,058	51,292
Accrued interest payable	13,019	13,989
Deferred revenue - including below market leases (net of accretion of $37,485 in 2011 and $35,969 in 2010)	90,349	96,490
Prepaid rent	12,543	15,164
Total liabilites	1,856,617	1,978,867
Commitments and contingencies
Equity:
Common shares, par value $0.0001 per share; authorized 400,000,000 shares, 154,938,351 and 146,552,589 shares issued and outstanding in 2011 and 2010,respectively	15	15
Additional paid-in-capital	2,010,850	1,937,942
Accumulated distributions in excess of net income	(1,161,402)	(985,562)
Accumulated other comprehensive income (loss)	1,938	(106)
Total shareholders' equity	1,163,074	1,280,156
Noncontrolling interests	58,357	75,973
Total equity	1,221,431	1,356,129
Total liabilities and equity	3,078,048	3,334,996
Series B | Cumulative Redeemable
Equity:
Preferred shares, value	66,193	76,315
Series C | Cumulative Convertible
Equity:
Preferred shares, value	95,706	101,778
Series D | Cumulative Redeemable
Equity:
Preferred shares, value	$ 149,774	$ 149,774